RELATED PARTIES BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of Related Party Balances and Transactions
A.	Balances

	The nature of the relationships involved	As of December 31,
		2018	2017
Long-term investment	Equity investment in a limited partnership	$110	$66

B.	Transactions

		Year ended December 31,
	Description of the transactions	2018	2017	2016
General and Administrative expense	Directors’ fees and reimbursement to directors	$736	$719	$639
Other income (expense)	Equity income (loss) from a limited Partnership	$44	$29	$(13)